                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANY

                 Investment Company Act file number 811-06680

          -----------------------------------------------------------

                              BHIRUD FUNDS INC.

              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.

                       3 Thorndal Circle, Darien, CT 06820

               (Address of principal executive offices)(Zip code)

          -----------------------------------------------------------

                              SURESH L. BHIRUD

                          C/o Bhirud Associates, Inc.

                      3 Thorndal Circle, Darien, CT 06820

                   (Name and address of agent for service)

                                1-203-662-6659

              Registrant's telephone number, including area code

          -----------------------------------------------------------

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use

the information provided on Form N-Q in its regulatory, disclosure review,

inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

	Apex Mid Cap Growth Fund
	Portfolio of Investments
	October 31, 2006 (Unaudited)

COMMON STOCKS
Shares		Value	% of Net Assets
Air Transportation, Scheduled
100	Jetblue Airways Corp.*	$1,256	0.39%

Biological Products, (No Diagnostic Substances)
400	Imclone Systems, Inc.*	12,516
300	Martek Biosciences Corp.*	7,116
		19,632	6.09%

Cable & Other Pay Television Services
3,000	Tivo, Inc.*	19,170	5.95%

Calculating & Accounting Machines (No Electronic Computers)
200	Verifone Holdings, Inc.*	5,842	1.81%

Computer Communications Equipment
1,000	3com Corp.*	4,860	1.51%

Crude Petroleum & Natural Gas
10,000	Cityview Corp.*	350
200	GSV, Inc.*	24
		374	0.12%

Electromedical & Electrotherapeutic Apparatus
500	Thoratec Corp.*	7,875
9,000	Trimedyne, Inc.*	14,220
		22,095	6.85%

Engines & Turbines
1,700	Capstone Turbine Corp.*	2,686	0.83%

Financal Services
116	JPC Cap Partners, Inc.*	2	0.00%

Household Audio & Video Equipment
170	VPGI Corp.*	468	0.15%

Instruments For Measuring & Testing of Electricity & Elec Signals
100	Agilent Technologies, Inc.*	3,560	1.10%

Miscellaneous Electrical Machinery, Equipment & Supplies
100	Energy Conversion Devices, Inc.*	3,679	1.14%

Ordnanace & Accessories
1,000	Taser International, Inc.*	9,310	2.89%

Pharmaceutical Preparations
1,000	Millennium Pharmaceutical, Inc.*	11,700
200	Sepracor, Inc.*	10,352
		22,052	6.84%
Retail - Jewelry Stores
200	Tiffany & Co.	7,144	2.22%

Retail-Miscellaneous Retail
500	First Cash Financial Services, Inc.*	10,805	3.35%

Semiconductors & Related Devices
500	Anadigics, Inc.*	4,040	1.25%

Services Business Sevices
200	Global Payments, Inc.	8,742
300	Netease Com, Inc.*	4,950
500	Shanda Interactive Enterainment LTD*	7,385
		21,077	6.54%

Services Computer Integrated Systems Design
2,300	Sonus Networks, Inc.*	12,029
300	Travelzoo, Inc.*	9,771
		21,800	6.76%

Services Computer Programming
1,300	Internap Network Services Corp.*	21,424
12	Korea Thrunet Co LTD*	0
4,050	Napster, Inc.*	19,197
750	Satyam Infoway LTD*	6,878
		47,499	14.73%

Services Direct Mail Advertising
12,000	CMGI, Inc.*	16,800	5.21%

Services Health Services
9,000	Diamond Hitts Production, Inc.*	1
40,000	Edulink, Inc.*	60
100	Sunrise Senior Living, Inc.*	3,121
		3,182	0.99%

Services Prepackaged Software
1,000	Acclaim Entertainment, Inc.*	4
2,000	China.com Corp. Class A*	12,860
32,000	Futuremedia PLC ADR*	2,931
800	Sina Corp.*	20,568
		36,363	11.28%

Services Video Tape Rental
550	Netflix, Inc.*	15,213	4.72%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
1,160	AK Steel Holding Corp.*	17,319	5.37%

Surgical & Medical Instruments
8	Vivus, Inc.*	26	0.01%

Telephone & Telegraph Apparatus
100	Ciena, Corp.*	2,351
200	Talkpoint Liquidation, Inc.*	0
		2,351	0.73%

Television Broadcasting Station
500	Univision Communications, Inc.*	17,530	5.44%

TOTAL COMMON STOCKS (Cost $521,076)		336,135

TOTAL INVESTMENTS (Cost $521,076)		$336,135	104.25%

LIABILITIES IN EXCESS OF OTHER ASSETS		-13,699	-4.25%

NET ASSETS		$322,436	100.00%

* Non-income producing securities.
** Variable Rate Security at October 31, 2006

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS
At October 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $521,076 amounted to $184,940, which consisted of aggregate gross unrealized appreciation of
$30,702 and aggregate gross unrealized depreciation of $215,642.

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief

    Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company

    Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the

    Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act

(17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: December 22, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment  Company Act of 1940, this report has been signed below by the fol-

lowing  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: December 22, 2006